Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Research and development expenses	€ (84,295)	€ (83,028)
General and administrative expenses	(40,192)	(46,987)
Selling expenses	(4,252)	(9,574)
Other income	1,435	2,599
Other expenses	(1,222)	(1,393)
Operating loss	(128,526)	(138,383)
Finance income	3,021	16,597
Finance expenses	(258,739)	(931)
Financial result	(255,718)	15,666
Share of loss in a joint venture	(1,165)	(1,457)
Loss before income tax	(385,409)	(124,174)
Income tax (expense) / benefits	(83)	478
Net loss for the period	(385,492)	(123,696)
Other comprehensive income / (loss)
Other comprehensive income / (loss) that may be reclassified to profit or loss	45	(5)
Exchange differences on translation of foreign business units	45	(5)
Items that will not be subsequently reclassified to profit or loss	10	(68)
Remeasurement of defined pension benefit obligation	10	(68)
Other comprehensive income / (loss)	55	(73)
Total consolidated comprehensive loss for the period	€ (385,437)	€ (123,769)
Loss per share basic (in Euro per share)	€ (0.89)	€ (0.43)
Loss per share diluted (in Euro per share)	€ (0.89)	€ (0.43)